PENSIONS	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
PENSIONS

28.	PENSIONS

Defined contribution scheme
We operate a defined contribution scheme.  The pension cost for the period represents contributions payable by us to the scheme.  The charge to net income for the years ended December 31, 2013, 2012 and 2011 was $0.5 million, $0.8 million and $0.8 million, respectively.

In respect of our Norwegian employees of which there were 10 (2012: 10) as of December 31, 2013, we are required by Norwegian law to contribute into a multi-employer early retirement plan for the private sector.  Accordingly, we, as a participant in a multi-employer plan recognize as net pension cost the required contribution for the period and recognize as a liability any unpaid contributions required for the period.

The total contributions to our defined contribution scheme were as follows:

(in thousands of $)	2013	2012	2011
Employers' contributions	533	570	397

Defined benefit schemes
We have two defined benefit pension plans both of which are closed to new entrants but which still cover certain of our employees. Benefits are based on the employee's years of service and compensation.  Net periodic pension plan costs are determined using the Projected Unit Credit Cost method.  Our plans are funded by us in conformity with the funding requirements of the applicable government regulations.  Plan assets consist of both fixed income and equity funds managed by professional fund managers.

We use a measurement date of December 31 for our pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2013	2012	2011
Service cost	468	429	459
Interest cost	2,159	2,361	2,729
Expected return on plan assets	(918)	(920)	(1,168)
Recognized actuarial loss	1,415	1,273	985
Net periodic benefit cost	3,124	3,143	3,005

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ended December 31, 2014 is $1.0 million.

The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2013	2012
Reconciliation of benefit obligation:
Benefit obligation at January 1	54,291	52,430
Service cost	468	429
Interest cost	2,159	2,361
Actuarial (gain) loss	(3,513)	3,890
Foreign currency exchange rate changes	164	509
Benefit payments	(3,005)	(5,328)
Benefit obligation at December 31	50,564	54,291

The accumulated benefit obligation at December 31, 2013 and 2012 was $48.9 million and $52.2 million, respectively.

(in thousands of $)	2013	2012
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	14,194	14,846
Actual return on plan assets	1,127	1,807
Employer contributions	2,426	2,434
Foreign currency exchange rate changes	177	435
Benefit payments	(3,005)	(5,328)
Fair value of plan assets at December 31	14,919	14,194

(in thousands of $)	2013	2012
Projected benefit obligation	(50,564)	(54,291)
Fair value of plan assets	14,919	14,194
Funded status (1)	(35,645)	(40,097)

Employer contributions and benefits paid under the pension plans include $2.4 million paid from employer assets for each of the years ended December 31, 2013 and 2012.

(1) Our plans are composed of two plans that are both underfunded as at December 31, 2013 and 2012.

The details of these plans are as follows:

	December 31, 2013			December 31, 2012
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(10,256)	(40,308)	(50,564)	(9,718)	(44,573)	(54,291)
Fair value of plan assets	9,622	5,297	14,919	8,486	5,708	14,194
Funded status at end of year	(634)	(35,011)	(35,645)	(1,232)	(38,865)	(40,097)

The fair value of our plan assets, by category, as of December 31, 2013 and 2012 were as follows:

(in thousands of $)	2013	2012
Equity securities	9,666	9,520
Debt securities	3,172	3,007
Cash	2,081	1,667
	14,919	14,194

Our plan assets are primarily invested in funds holding equity and debt securities, which are valued at quoted market price. These plan assets are classified within Level 1 of the fair value hierarchy.

The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2013	2012
Net actuarial loss	12,731	17,809

The actuarial loss recognized in the other comprehensive income is net of tax of $0.1 million, $0.3 million, and $0.4 million for the years ended December 31, 2013, 2012 and 2011.

The asset allocation for our Marine scheme at December 31, 2013 and 2012, and the target allocation for 2013, by asset category are as follows:

Marine scheme	Target allocation 2014 (%)	2013 (%)	2012 (%)
Equity	30-65	30-65	30-65
Bonds	10-50	10-50	10-50
Other	20-40	20-40	20-40
Total	100	100	100

The asset allocation for our UK scheme at December 31, 2013 and 2012, and the target allocation for 2014, by asset category are as follows:

UK scheme	Target allocation 2014 (%)	2013 (%)	2012 (%)
Equity	70.0	71.0	72.5
Bonds	30.0	29.0	22.5
Cash	—	—	5.0
Total	100	100	100

Our investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.

We are expected to make the following contributions to the schemes during the year ended December 31, 2014, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	660	1,800

We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2014	330	3,000
2015	330	3,000
2016	330	3,000
2017	330	3,000
2018	330	3,000
2019 - 2023	1,649	15,000

The weighted average assumptions used to determine the benefit obligation for our plans for the years ended December 31 are as follows:

	2013	2012
Discount rate	4.80%	4.10%
Rate of compensation increase	2.71%	2.96%

The weighted average assumptions used to determine the net periodic benefit cost for our plans for the years ended December 31 are as follows:

	2013	2012
Discount rate	4.10%	4.10%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.96%	2.52%

The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for our plans for the years ending December 31, 2013 and 2012 is based on the weighted average of various returns on assets using the asset allocation as at the beginning of 2013 and 2012.  For equities and other asset classes, we have applied an equity risk premium over ten year governmental bonds.